Income and Expenses Items - Summary of Finance Costs and Finance Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Interest on debts and borrowings	$ 754	$ 1,196	$ 962
Interest on leases liabilities	91	4	4
Total interest expenses	845	1,200	966
Banking charges	167	178	255
Total finance costs	1,012	1,378	1,221
Interest income	506	482	876
Total finance income	$ 506	$ 482	$ 876